UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23447

ALPHA ALTERNATIVE ASSETS FUND

(Exact name of registrant as specified in charter)

1615 South Congress Avenue

Suite 103

Delray Beach, Florida 33445

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (949) 326-9796

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 – March 31, 2025

Item 1. Reports to Shareholders.

(a)

Table of Contents

Shareholder Letter	1
Portfolio Update	2
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	17
Additional Information	28
Privacy Policy	29

Alpha Alternative Assets Fund	Shareholder Letter

March 31, 2025 (Unaudited)

Dear Valued Shareholders,

We are pleased to present the semi-annual report for the Alpha Alternative Assets Fund, covering the period ending March 31, 2025. Over the past six months, the Fund has navigated a complex and evolving market environment with discipline, delivering performance that reflects our commitment to generating risk-adjusted returns across market cycles.

During the six-month reporting period, the Alpha Alternative Assets Fund delivered a net return of 2.03%, outperforming relevant benchmarks and in line with our long-term expectations. This performance was driven by a diversified mix of strategies within the esoteric asset classes.

We continue to evaluate new ideas and identify themes in private markets and uncorrelated strategies. At the same time, we are mindful of macro risks, including slowing global growth and policy uncertainty, and are taking a measured approach to capital deployment.

We remain grateful for your trust and long-term partnership. Should you have any questions about this report or your investment, please do not hesitate to reach out to our team.

Sincerely,

Gobind Sahney

Principal and Portfolio Manager

Alpha Alternative Assets Fund

Semi-Annual Report | March 31, 2025	1

Alpha Alternative Assets Fund	Portfolio Update

March 31, 2025 (Unaudited)

Average Annual Total Returns (as of March 31, 2025)

	1 Year	3 Year	5 Year	Since Inception
Alpha Alternative Assets Fund – A – NAV(a)	6.21%	–	–	5.38%
Alpha Alternative Assets Fund – A – LOAD(a)	0.96%	–	–	1.77%
Alpha Alternative Assets Fund – I – NAV(b)	6.56%	0.49%	-3.38%	-1.70%
Bloomberg Global Aggregate Index (c)	3.03%	-1.63%	-1.38%	-1.23%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (949)326-9796 or by visiting www.alphagrowthmgt.com.

(a)	Class A inception date: October 3, 2023.
(b)	Class I inception date: October 1, 2019.
(c)	The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from multiple local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and fixed-rate bonds from both developed and emerging markets issuer.

Performance of $10,000 Initial Investment (as of March 31, 2025)

[1]	Alpha Growth Management LLC, the Fund’s current adviser, became the Fund’s investment adviser on 09/01/2022. Prior to that date, the Fund was advised by a different investment adviser using a different investment strategy.

2	www.alphagrowthmgt.com

Alpha Alternative Assets Fund	Portfolio Update

March 31, 2025 (Unaudited)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The expense ratio for the Fund was 4.19% for class I and 3.80% for class A, before fee waivers and expense reimbursement, and 2.40% for class I and 2.65% for class A after fee waiver and expense reimbursement, which was stated in the current prospectus. For the Fund’s current one year expense ratios, please refer to the Financial Highlights Section of this report. The Adviser and the Fund have entered into an operating expenses limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 31, 2026, to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expenses and dividends on short sales, and any fees and expenses incurred in connection with credit facilities including any commitment fees on borrowings, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs, collateral valuations, liquidation and custody costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses including but not limited to litigation costs) to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.40% per annum of the Fund’s average daily net assets.

Portfolio Composition (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2025	3

Alpha Alternative Assets Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUND (11.68%)
FolioBeyond Alternative Income and Interest Rate Hedge ETF	5,000	$181,650
iShares U.S. Insurance ETF	10,000	1,378,100
Janus Henderson AAA CLO ETF	5,000	253,550
SPDR S&P Insurance ETF	5,000	302,650
SPDR SSgA Multi-Asset Real Return ETF(a)	5,000	142,700
Total		2,258,650

TOTAL EXCHANGE TRADED FUND
(Cost $2,252,071)		2,258,650

PRIVATE FUND INVESTMENTS (26.33%)
FBF 2023-1 LLC Economic Interest(a)(b)(c)	2,770,653	3,022,965
MEP Capital IV, L.P.(a)(b)(c)(d)(e)	2,350,152	1,731,218
WSP TGA Holdings, LLC(a)(b)(e)	330,785	340,218
Total		5,094,401

TOTAL PRIVATE FUND INVESTMENTS
(Cost $4,772,939)		5,094,401

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (12.96%)
Asset Backed Securities (12.96%)
Quaker State Holdings, LLC
Series 2024-A, 9.000%, 03/12/2029(b)	2,444,858	2,506,754

TOTAL ASSET-BACKED SECURITIES
(Cost $2,444,858)		2,506,754

See Notes to Financial Statements.

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Alpha Alternative Assets Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

		Value
	Principal Amount	(Note 2)
Asset Backed Securities (continued)
CORPORATE BOND (2.64%)
Wildbrain - IOM Debt Financing, 14.000%, 12/17/2028	$500,000	$510,000

TOTAL CORPORATE BOND
(Cost $500,000)		510,000

PRIVATE NOTES (25.97%)
Financial Service Company (25.97%)
PCS Fund 1, L.P. 10.000%, 08/25/2028(b)	825,205	825,205
Thrivest Legal Funding, LLC Promissory Note 05/01/2029(b)(e)	4,000,000	4,199,080
Total Financial Service Company		5,024,285

TOTAL PRIVATE NOTES
(Cost $4,825,205)		5,024,285

			Value
	7 Day Yield	Shares	(Note 2)
SHORT TERM SECURITY (24.69%)
Money Market Funds
Fidelity Government Portfolio, Class I	4.210%	4,774,859	$4,774,859
			4,774,859
TOTAL SHORT TERM SECURITY
(Cost $4,774,859)			4,774,859

TOTAL INVESTMENTS (104.27%)
(Cost $19,569,932)			$20,168,949

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.27%)			(826,007)

NET ASSETS (100.00%)			$19,342,942

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2025	5

Alpha Alternative Assets Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(c)	Private investment company that does not issue shares or units.
(d)	In accordance with ASC 820-10, the investment is valued using the practical expedient methodology.
(e)	Security deemed to be restricted as of March 31, 2025. As of March 31, 2025, the fair value of restricted securities in the aggregate was $6,270,516, representing 32.42% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

See Notes to Financial Statements.

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Alpha Alternative Assets Fund	Statement of Assets and Liabilities

March 31, 2025 (Unaudited)

ASSETS
Investments, at value	$20,168,949
Receivable for shares sold	1,186
Dividends and interest receivable	79,444
Receivable due from advisor	27,934
Prepaid expenses	99,984
Total assets	20,377,497

LIABILITIES
Payable for investments purchased	941,937
Payable for administration and accounting fees	34,217
Payable for Chief Compliance Officer fees	2,848
Payable for transfer agency fees	8,518
Payable to trustees	27,843
Accrued expenses and other liabilities	19,192
Total liabilities	1,034,555
NET ASSETS	$19,342,942
Commitment and Contingencies (Note 6)

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$23,147,570
Accumulated loss	(3,804,628)
NET ASSETS	$19,342,942

INVESTMENTS, AT COST	$19,569,932

PRICING OF SHARES
Class A
Net asset value	$6.35
Net assets	10,822
Shares of beneficial interest outstanding	1,704
Maximum offering price per share ((NAV/0.9500), based on maximum sales charge of 5.00% of the offering price)	6.69
Class I
Net asset value and maximum offering price	6.42
Net assets	19,332,120
Shares of beneficial interest outstanding	3,013,317

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2025	7

Alpha Alternative Assets Fund	Statement of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$69,789
Interest	521,203
Other Income	450
Total investment income	591,442

EXPENSES
Advisory fees (Note 6)	142,446
Fund administrative fees	82,658
Transfer agent fees and expenses	36,409
Audit and tax fees	15,603
Registration fees	15,121
Custody fees	11,378
Trustees' fees and expenses	22,218
Legal fees	19,514
Chief Compliance Officer fees	13,265
Insurance fees	17,631
Printing fees	9,016
Fund accounting fees	5,723
Miscellaneous fees	7,357
Total expenses	398,339
Advisory fees waived and other expenses absorbed (Note 6)	(170,387)
Net expenses	227,952
NET INVESTMENT INCOME	363,490

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(58)
Net change in unrealized depreciation on investments	(25,135)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(25,193)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$338,297

See Notes to Financial Statements.

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Alpha Alternative Assets Fund	Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
OPERATIONS
Net investment income	$363,490	$552,492
Net realized loss on investments	(58)	(1,838,309)
Net change in unrealized appreciation/(depreciation) on investments	(25,135)	2,428,641
Net increase in net assets resulting from operations	338,297	1,142,824

DISTRIBUTIONS
From distributable earnings
Class A	(156)	(371)
Class I	(294,050)	(552,477)
Net decrease in net assets from distributions	(294,206)	(552,848)

CAPITAL SHARE TRANSACTIONS
Class A
Net proceeds from shares sold	–	10,144
Reinvestment of distributions	156	227
Cost of shares redeemed	–	–
Class I
Net proceeds from shares sold	2,265	15,755,175
Reinvestment of distributions	271,624	416,859
Cost of shares redeemed	(14,925)	(1,547,873)
Net increase from capital share transactions	259,120	14,634,532

Net increase in net assets	303,211	15,224,508

NET ASSETS
Beginning of year	19,039,731	3,815,223
End of year	$19,342,942	$19,039,731

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2025	9

Alpha Alternative Assets Fund	Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
OTHER INFORMATION
Share Transactions
Class A
Shares sold	–	1,643
Shares reinvested	25	37
Shares redeemed	–	–
Class I
Shares sold	354	2,541,147
Shares reinvested	42,535	66,490
Shares redeemed	(2,347)	(249,583)
Net increase in capital share transactions	40,566	2,359,734

See Notes to Financial Statements.

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Alpha Alternative Assets Fund	Statement of Cash Flows

For the Six Months Ended March 31, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$338,297
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(8,360,134)
Proceeds from disposition of investments	9,885,538
Amortization of premium and accretion of discount on investments	17
Net Sales of short-term investment securities	(1,987,836)
Net realized (gain)/loss on investments	58
Net change in unrealized (appreciation)/depreciation on investments	25,135
(Increase) decrease in assets:
Receivable due from adviser	79,829
Dividends and interest receivable	153,574
Prepaid expenses and other assets	(50,494)
Increase (decrease) in liabilities:
Payable to trustee	10,968
Accrued legal and audit fees payable	(29,500)
Accrued fund accounting and administration fees payable	(3,140)
Accrued transfer agency' fees payable	8,518
Accrued chief compliance officer fee payable	(1,319)
Other payables and accrued expenses	6,615
Net cash provided by operating activities	76,126

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	2,706
Cost of shares redeemed	(56,406)
Cash distributions paid	(22,426)
Net cash used in financing activities	(76,126)

NET INCREASE IN CASH FOR THE PERIOD	–

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$–
CASH AND CASH EQUIVALENTS, END OF PERIOD	$–
$–
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$271,780

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2025	11

Alpha Alternative Assets Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the Six Months		October 3, 2023
	Ended		(Inception) to
	March 31, 2025		September 30,
	(Unaudited)		2024
NET ASSET VALUE, BEGINNING OF PERIOD	$6.34		$6.18

INCOME FROM OPERATIONS
Net investment income(a)	0.12		0.21
Net realized and unrealized gain/(loss) on investments	(0.02)		0.18
Total from investment operations	0.10		0.39

DISTRIBUTIONS
From net investment income	(0.09)		(0.23)
From net realized gain on investments	–		–
Total distributions	(0.09)		(0.23)

INCREASE IN NET ASSET VALUE	0.01		0.15
NET ASSET VALUE, END OF PERIOD	$6.35		$6.34
TOTAL RETURN(b)	1.63	%(c)	6.49	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)	$11		$11

RATIOS TO AVERAGE NET ASSETS
Expenses	3.80	%(d)	5.41	%(d)
Expenses, after waiver	2.57	%(d)	2.65	%(d)
Net investment income, after waiver	3.66	%(d)	3.44	%(d)

PORTFOLIO TURNOVER RATE	68	%(c)	103	%(c)

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the investment advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchase of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Page Intentionally Left Blank

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments
Total distributions

INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)

RATIOS TO AVERAGE NET ASSETS
Expenses
Expenses, after waiver
Net investment income, after waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements.

14	www.alphagrowthmgt.com

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six		For the Year	For the Year	For the Year		For the Year		For the Period
Months Ended		Ended	Ended	Ended		Ended		Ended
March 31, 2025		September 30,	September 30,	September 30,		September 30,		September 30,
(Unaudited)		2024	2023	2022		2021		2020
$6.40		$6.21	$6.59	$9.43		$10.25		$10.00

0.12		0.20	0.47	0.41		0.49		0.68
–		0.17	(0.37)	(2.25)		(0.81)		0.16
0.12		0.37	0.10	(1.84)		(0.32)		0.84

(0.10)		(0.18)	(0.46)	(0.44)		(0.50)		(0.59)
–		–	(0.02)	(0.56)		–		–
(0.10)		(0.18)	(0.48)	(1.00)		(0.50)		(0.59)

0.02		0.19	(0.38)	(2.84)		(0.82)		0.25
$6.42		$6.40	$6.21	$6.59		$9.43		$10.25
1.87	%(c)	6.11%	1.54%	(21.00%)		(3.25	%)(d)	8.52%

$19,332		$19,029	$3,815	$4,696		$10,945		$10,542

4.19	%(e)	4.39%	11.67%	6.36%		5.66	%(f)(g)	7.99	%(f)
2.40	%(e)	2.40%	2.40%	1.99	%(h)	1.95	%(f)	1.95	%(f)
3.83	%(e)	3.24%	7.29%	5.33%		4.95	%(f)	6.57	%(f)

68	%(c)	103%	95%	24%		132%		89%

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the investment advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or repurchase of Fund shares.
(c)	Not annualized.
(d)	0.62% of the Fund's total return consists of voluntary reimbursement by the adviser for tax expense. Excluding this item, total return would have been (3.87)%
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2025	15

Alpha Alternative Assets Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(f)	Ratio of brokerage fees to average net assets was less than 0.005%.
(g)	Includes tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 5.09%
(h)	Effective September 1, 2022, the Advisor has contractually agreed to limit the operating expenses to 2.40%. Prior to September 1, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.95%..

See Notes to Financial Statements.

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

1. ORGANIZATION

The Alpha Alternative Assets Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933 (the “Securities Act”) on May 9, 2019 and is authorized as a Delaware statutory trust. The Fund operates as an interval fund and offers Class A and Class I shares. Class A shares commenced operations on October 3, 2023. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Alpha Growth Management, LLC (“Alpha Growth”) serves as the investment adviser (the “Adviser”) of the Fund. Prior to September 1, 2022, A3 Financial Investments, LLC (“Previous Adviser”) served as the investment adviser of the Fund. The Fund’s investment objective is current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Semi-Annual Report | March 31, 2025	17

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

For equity securities and mutual funds that are traded on an exchange, the market price is the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The private funds in which the Fund invests (“Private Investment Funds”) are not publicly traded. The Private Investment Funds measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund applies the practical expedient to value its investments in Private Investment Funds at their respective NAVs at each quarter – as this method more accurately estimates the actual value of each Private Investment Fund at quarter-end. For non-calendar quarter-end days, the Adviser, as the Board of Trustees’ “valuation designee” under 1940 Act Rule 2a-5, may consider certain information provided by a Private Investment Fund’s investment manager to determine the estimated value of the Fund’s holdings in such Private Investment Funds. The valuation provided by the investment manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Fund’s investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements.

Money market funds, representing short-term investments, are valued at their net assets value ("NAV").

The Investment Adviser has designated a valuation committee to oversee the funds valuation of the Fund's investment portfolio. Alpha Growth Management, LLC serves as the Investment Adviser.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee. The Board has designated the Investment Adviser as the valuation designee.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant	Investments
Investments in	Unadjusted	Observable	Unobservable	Valued at Net
Securities at Value	Quoted Prices	Inputs	Inputs	Asset Value(1)	Total
Exchange Traded Fund	$2,258,650	$–	$–	$–	$2,258,650
Private Fund Investments	–	–	3,363,183	1,731,218	5,094,401
Asset-Backed Securities	–	–	2,506,754	–	2,506,754
Corporate Bond	–	510,000	–	–	510,000
Private Notes		–	5,024,285	–	5,024,285
Short Term Security	4,774,859	–	–	–	4,774,859
Total	$7,033,509	$510,000	$10,894,222	$1,731,218	$20,168,949

(1)	In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets & Liabilities.

Semi-Annual Report | March 31, 2025	19

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Balance as of October 1, 2024	Accured Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2025	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2025
Private Investment Funds	2,944,107	–	–	–	78,860	–	–	340,218	–	3,363,183	78,860
Asset Backed Securities	–	–	–	–	–	–	–	2,506,754	–	2,506,754	–
Private Notes	749,999	–	–	–	75,206	–	–	4,199,080	–	5,024,285	75,206
	$3,694,106	$–	$–	$–	$154,066	$–	$–	$7,046,052	$–	$10,894,222	$154,066

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2025.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact to Valuation from an Increase in Input(1)
Private Investment Funds	$3,363,183	Income Approach	Discount Rate	15%	Decrease
Private Notes	$5,024,285	Income Approach	Collateral Control	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Credit Risk

There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of a debt instrument by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a debt instrument and thereby in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the debt instrument. Default, or the market’s perception that an issuer is likely to default, could reduce the value of a debt instrument, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made. As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Semi-Annual Report | March 31, 2025	21

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

3. TAX BASIS INFORMATION

The tax character of distributions paid by the Fund for the year ended September 30, 2024, were as follows:

Distributions Paid From:

Ordinary Income	$325,273
Net long-term capital gains	2,712
Total distributions paid	$327,985

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

Long-Term Capital
	Ordinary Income	Gain
Alpha Alternative Assets Fund	$–	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

The Alpha Alternative
Assets Fund
Gross appreciation (excess of value over tax cost)	$599,641
Gross depreciation (excess of tax cost over value)	(624)
Net unrealized appreciation	$599,017
Cost of investments for income tax purposes	$19,569,932

There are no temporary differences.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the prior fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Alpha Alternative Assets Fund	$184,681	$2,449,874

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2025, were as follows:

	Purchases of	Proceeds From Sales of
Fund	Securities	Securities
The Alpha Alternative Assets Fund	$9,302,071	$9,485,150

5. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Semi-Annual Report | March 31, 2025	23

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

As of March 31, 2025, the Fund invested in the following restricted securities:

Investments	Cost	Fair Value	Acquisition Date	% of Net Assets	Unfunded Commitments as of March 31, 2025
MEP Capital IV, L.P. (1)	$1,671,502	$1,731,218	5/9/2024	8.95%	$649,847
Thrivest Legal Funding, LLC Promissory Note	4,000,000	4,199,080	5/1/2024	21.71%	N/A
WSP TGA Holdings, LLC	330,786	340,218	8/30/2024	1.76%	N/A

(1)	In accordance with ASC 820-10, the Private Investment Fund is valued using the practical expedient. The Private Investment Fund does not allow for a redemption notice or redemption frequency. While a sale in the Private Investment Fund can be requested, there is no guarantee the Fund will be paid all or any of the redemption amount at the sale requested. The Private Investment Fund can temporarily suspend sales requests if the general partner or its respective Board deems it in the best interest of its shareholders.

6. CAPITAL STOCK

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment is for Class I shares and Class A shares is $5,000 and $2,500, respectively. However, there are no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of the Adviser or Distributor or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Adviser. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the shareholders’ desire for liquidity. A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV per share determined as of the close of regular trading on the New York Stock Exchange no later than the 14th day after the repurchase offer ends, or the next business day if the 14th day is not a business day. The results of the Class I shares repurchase offers conducted for the six months ended March 31, 2025 are as follows:

Commencement Date	November 15, 2024
Repurchase Request	December 17, 2024
Repurchase Pricing date	December 31, 2024
Net Asset Value as of Repurchase Offer Date	$ 6.36
Amount Repurchased Percentage of	$ 14,925
Outstanding Shares Repurchased	0.08%

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Alpha Growth Management, LLC serves as the Fund’s investment adviser pursuant to a management agreement with the Fund that has an initial two-year term and is subject to annual renewal thereafter by the Fund’s Board of Trustees (the “Board”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s average daily net assets (the “Advisory Fee”).

The Adviser and the Fund have entered into an operating expenses limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least January 31, 2025, to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expenses and dividends on short sales, and any fees and expenses incurred in connection with credit facilities including any commitment fees on borrowings, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs, collateral valuations, liquidation and custody costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses including but not limited to litigation costs) to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.40% and 2.65% per annum of the Fund’s average daily net assets attributable to Class I shares and Class A shares, respectively.

For the six month ended March 31, 2025, the Adviser waived fees and reimbursed expenses totaling $170,387. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Adviser, the Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At March 31, 2025, the amount of these potentially recoverable expenses is $779,937 expiring on the dates below:

Semi-Annual Report | March 31, 2025	25

Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

As of March 31, 2025, the balance of recoupable expenses was as follows:

	Class A	Class I
September 30, 2025	$–	$407,387
September 30, 2026	271	339,167
September 30, 2027	72	170,322
Total	$343	$916,876

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shareholder servicing fees are accrued at an annual rate of 0.25% of average daily net assets of Class A shares. For the six months ended March 31, 2025, the Fund incurred shareholder servicing fees of $0 for Class A shares. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

Certain officers and a Trustee of the Fund are affiliated with the Distributor.

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Alpha Alternative Assets Fund	Notes to Financial Statements

March 31, 2025 (Unaudited)

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Based on the evaluation, no adjustments were required to the financial statements as of March 31, 2025.

Semi-Annual Report | March 31, 2025	27

Alpha Alternative Assets Fund	Additional Information

March 31, 2025 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at (877) 774-7724, or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at (877) 774-7724, or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) (877) 774-7724, or by writing to the Fund at c/o SS&C GIDS, Inc at P.O. Box 219597, Kansas City, MO 64121-9597.

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Alpha Alternative Assets Fund	Privacy Policy

March 31, 2025 (Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    Account transactions

●    Account balances

●    Transaction history

●    Wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions? Call (949) 326-9769 or visit fund website: https://funds.alphagrowthmgt.com/

Semi-Annual Report | March 31, 2025	29

Alpha Alternative Assets Fund	Privacy Policy

March 31, 2025 (Unaudited)

Who is providing this notice?	Alpha Alternative Assets Fund
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●

Open an account

●

Provide account information

●

Give us your contact information

●

Make deposits or withdrawals from your account

●

Make a wire transfer

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●

Affiliates from using your information to market to you

●

Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.
Alpha	The excess returns earned on an investment above the benchmark return.

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Page Intentionally Left Blank

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlight for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for semi-annual reports.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Alpha Alternative Assets Fund

Proxy Voting Policy and Procedures

The Fund has adopted a Proxy Voting Policy (the “Proxy Voting Policy”) used to determine how the Fund votes proxies relating to its portfolio securities. Under the Fund’s Proxy Voting Policy, the Fund has, subject to the oversight of the Fund’s Board, delegated to the Investment Adviser the following duties: (1) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (2) to assist the Fund in disclosing its proxy voting record as required by Rule 30bl-4 under the 1940 Act (the “Proxy Duties”).

The Fund’s CCO shall ensure that the Investment Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Fund.

A.	General

The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to the Investment Advisers

The Fund believes that the Investment Adviser is in the best position to make individual voting decisions for the Fund consistent with this Proxy Voting Policy. Therefore, subject to the oversight of the Board, the Investment Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for the Fund, in accordance with the Proxy Voting Policy of the Investment Adviser except as provided herein; and

(2)	to assist the Fund in disclosing its proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

(3)	Annually the Investment Adviser will provide to the Board a proxy voting report showing all proxies for the year.

The Board, including a majority of the Independent Trustees of the Board, must approve each Proxy Voting and Disclosure Policy of the Investment Adviser (the “Investment Adviser Voting Policy”) as it relates to the Fund. The Board must also approve any material changes to the Investment Adviser Voting Policy no later than six (6) months after adoption by the Investment Adviser.

C.	Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Investment Adviser or an affiliated person of the Fund, or its investment adviser, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Proxy Voting Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Investment Adviser Voting Policy, provided such specific voting policy was approved by the Board.

D.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Fund will annually file its complete proxy voting record with the SEC on Form N-PX.

The Administrator will be responsible for oversight and completion of the filing of the Fund’s reports on Form N-PX with the SEC. The Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

Adopted: November 21, 2023

 Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual reports.
(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “Exchange Act”). No such proposals were received.

Item 16. Controls and Procedures.

(a)	The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under 1940 Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable to registrant.

(b)	Not Applicable to registrant.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications pursuant to Section Rule 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Alternative Assets Fund

By:	/s/ Stephen Kyllo
Stephen Kyllo
(President and Principal Executive Officer)

Date:	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen Kyllo
Stephen Kyllo
(President and Principal Executive Officer)

Date:	June 6, 2025

By:	/s/ Jill McFate
Jill McFate
(Treasurer and Principal Financial Officer)

Date:	June 6, 2025